WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.3%
Alabama - 5.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$500,000	$553,940
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	3,020,000	3,097,009
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	400,000	412,278
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	1,120,000	1,196,662
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	3,000,000	3,207,682

Total Alabama				8,467,571

Alaska - 0.9%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	257,689	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	400,000	400,591
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	228,239
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	500,000	497,507

Total Alaska				1,384,026

Arizona - 3.7%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	390,357	(b)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,022,068	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	473,349	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	199,052	(b)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,005,210	(b)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,217,165
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,591,134

Total Arizona				5,898,335

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 10.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	$600,000	$662,801
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	524,070
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,066,985	(c)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	535,552	(d)(e)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	393,749	(b)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	715,149	(a)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	717,970	(b)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	242,709
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	250,000	237,088	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	500,101	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	360,065	(b)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	175,000	172,733
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	507,497
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	750,000	753,080
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,256,752
Series C	7.000%	11/1/34	2,000,000	2,584,957

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Series C	6.500%	11/1/39	$2,000,000	$2,513,505
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,425
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	300,000	330,625
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/47	1,000,000	1,032,098	(a)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	209,776

Total California				16,918,687

Colorado - 1.8%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	492,957
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	264,067	(d)(e)
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	148,634
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	508,115
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	955,000	974,981
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	488,717

Total Colorado				2,877,471

Connecticut - 1.1%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	546,180
Transportation Infrastructure, Series A	5.000%	5/1/38	550,000	618,616
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	620,862

Total Connecticut				1,785,658

Florida - 5.5%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	1,250,000	1,204,002	(a)
Senior Bonds, Series B	4.000%	9/1/49	500,000	469,515	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Series 2022	5.500%	9/1/52	$1,000,000	$1,092,462	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	656,644
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	254,275	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	216,981	(b)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	521,651
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	150,000	147,932
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	674,816	(a)
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding	5.250%	10/1/52	750,000	802,065	(a)(f)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	268,981	(f)
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	368,800
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,570,995
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	82,809
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	320,708
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(g)

Total Florida				8,652,639

Georgia - 0.8%
Georgia State Municipal Electric Authority Revenue:
Plant Vogtle Units 3 & 4 Project M, Series A	5.250%	7/1/64	350,000	368,809
Plant Vogtle Units 3 & 4 Project P, Series A	5.500%	7/1/64	250,000	262,472
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	250,000	254,088

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Project One Subordinated, Series A	5.000%	1/1/45	$250,000	$262,330
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	152,630

Total Georgia				1,300,329

Illinois - 15.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,012,996
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,003,761
Series A	5.000%	12/1/39	1,250,000	1,280,493
Series C, Refunding, AGM	5.000%	12/1/32	250,000	268,531
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	600,594
Series A	5.000%	1/1/44	500,000	502,388
Series A, Refunding	5.000%	1/1/28	500,000	528,195
Series A, Refunding	6.000%	1/1/38	300,000	319,848
Series C, Refunding	5.000%	1/1/25	500,000	512,111
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	534,446	(a)
Senior Lien, Series G	5.000%	1/1/42	500,000	516,940	(a)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,552,427	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,028,216
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	527,497
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	304,500
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	513,438
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	534,897
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,373,246
Illinois State Finance Authority, Revenue, Franciscan Communities Inc.:
Series A, Refunding	5.250%	5/15/47	130,000	130,982	(c)
Series A, Refunding	5.250%	5/15/47	870,000	847,791
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	271,367

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	$100,000	$111,864
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	318,367
Series A	5.000%	3/1/37	1,250,000	1,328,590
Series A	5.000%	3/1/46	500,000	514,372
Series A, Refunding	5.000%	10/1/29	1,100,000	1,188,982
Series A, Refunding	5.000%	10/1/30	550,000	591,973
Series B, Refunding	5.000%	9/1/27	400,000	430,573
Series D	5.000%	11/1/27	1,150,000	1,239,839
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	352,080
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	703,382
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	906,510
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	254,043
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,290,615
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,080,611

Total Illinois				24,476,465

Indiana - 2.1%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	423,231
Marion General Hospital, Series A	4.000%	7/1/45	200,000	199,443
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	198,910
Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,017,847	(a)(c)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	514,398	(a)

Total Indiana				3,353,829

Iowa - 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	766,909	(d)(e)

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - continued
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	$700,000	$704,819
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	136,977

Total Iowa				1,608,705

Kentucky - 1.8%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,503,269	(d)(e)
Series C	4.000%	6/1/25	1,400,000	1,404,169	(d)(e)

Total Kentucky				2,907,438

Louisiana - 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	726,488
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	470,177
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	377,230	(d)(e)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	236,769	(d)(e)

Total Louisiana				1,810,664

Maryland - 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	332,581
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	416,921	(a)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	292,748

Total Maryland				1,042,250

Massachusetts - 0.9%
Massachusetts State DFA Revenue:
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	569,812
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	513,074
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	249,981

Total Massachusetts				1,332,867

Michigan - 0.6%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	251,906
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	381,369

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$80,000	$82,451
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	255,460	(a)

Total Michigan				971,186

Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	750,000	727,242
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,007,862

Total Missouri				2,735,104

Nebraska - 0.3%
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	496,050

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	302,774	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	496,971	(b)

Total Nevada				799,745

New Jersey - 7.9%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	185,000	188,550	(a)(h)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,517,586	(a)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	127,280	(a)
Transit Transportation Project, Series A	5.000%	11/1/32	1,500,000	1,691,144
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	107,070
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	640,000	642,874	(a)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	$4,720,000	$4,973,084
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,043,816
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	1,250,000	1,422,751
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	530,000	537,480	(a)(h)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	156,787

Total New Jersey				12,408,422

New Mexico - 0.1%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	212,453

New York - 6.3%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	735,000	812,953
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	307,538	(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	272,483
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	228,559
Series A-2	5.000%	5/15/30	400,000	437,465	(d)(e)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	755,500
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	283,893
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	492,192
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,203,322	(b)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	576,747
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	750,000	734,340

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	$750,000	$782,646	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	237,768	(a)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	473,433
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	301,745	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	500,316	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	967,026	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	486,621

Total New York				9,854,547

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	506,454

North Dakota - 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	600,000	467,721

Ohio - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	764,003
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	319,875	(a)(d)(e)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	703,525	(a)

Total Ohio				1,787,403

Oklahoma - 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	511,198

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	$500,000	$496,351

Pennsylvania - 6.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	351,614
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	200,000	221,375
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	47,198	(c)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	105,000	110,128	(c)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	200,000	203,939
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	776,644
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding	4.000%	5/1/49	250,000	241,784
Series B, Refunding	4.750%	5/1/57	500,000	515,473
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	522,223
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,400,000	2,524,931	(a)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,306,130
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	400,000	401,654
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	538,963
Lease Revenue, Refunding	5.000%	10/1/30	250,000	290,265

Total Pennsylvania				10,052,321

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 4.1%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
Restructured, Series A	5.000%	7/1/62	$160,000	$154,400
Restructured, Series B	0.000%	7/1/32	120,000	75,600	(d)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	198,192
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	336,545
Restructured, Series A-1	4.550%	7/1/40	50,000	49,300
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,879,830
Restructured, Series A-1	5.000%	7/1/58	880,000	869,219
Restructured, Series A-2	4.329%	7/1/40	530,000	508,706
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,360,683

Total Puerto Rico				6,432,475

South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	389,724

Tennessee - 0.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	496,390
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	402,016	(d)(e)

Total Tennessee				898,406

Texas - 6.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	203,271
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	517,024
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	316,092	(a)
Series B	5.000%	11/15/39	600,000	643,119	(a)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	500,000	486,460
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,000,261	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	21,254	(a)
Series 2017	5.000%	11/1/36	20,000	20,943	(a)

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview, Refunding	5.000%	11/15/36	$550,000	$583,503	(c)
Westminster Manor Project	4.000%	11/1/49	400,000	316,912
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,002,632
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project, Series A	5.000%	4/1/39	1,165,000	1,197,684	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	265,550
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	727,599
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	550,000	584,658
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,011,654	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	501,884	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	210,000	185,592

Total Texas				9,586,092

Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	371,245
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	256,718
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	569,929

Total Utah				1,197,892

Virginia - 1.3%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	258,965	(a)
Series B, Refunding	5.000%	7/1/45	300,000	310,552	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	$200,000	$218,008
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,072,336	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	250,000	259,982	(a)

Total Virginia				2,119,843

Washington - 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	542,581	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	515,523
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	370,803

Total Washington				1,428,907

Wisconsin - 2.0%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	100,000	100,810
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	561,302	(a)
Cone Health, Series A	5.000%	10/1/52	300,000	319,102
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	564,390
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,030,077
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	221,320	(b)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	277,616

Total Wisconsin				3,074,617

TOTAL MUNICIPAL BONDS (Cost - $149,951,791)				150,243,845

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (i) - 2.1%
New York - 2.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,440,000	$1,641,010
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,740,000	1,725,102

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $3,287,671)				3,366,112

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $153,239,462)				153,609,957

SHORT-TERM INVESTMENTS - 4.2%
MUNICIPAL BONDS - 3.4%
California - 0.1%
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LIQ - FHLMC	1.390%	7/1/38	100,000	100,000	(a)(j)(k)

Maryland - 0.1%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	1.200%	7/1/41	200,000	200,000	(j)(k)

Mississippi - 1.5%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.200%	12/1/30	1,050,000	1,050,000	(j)(k)
Chevron USA Inc. Project, Series B	1.200%	11/1/35	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series C	1.200%	12/1/30	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series G	1.200%	11/1/35	1,175,000	1,175,000	(j)(k)

Total Mississippi				2,425,000

Nevada - 0.4%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LOC - FNMA, LIQ - FNMA	1.700%	4/15/33	650,000	650,000	(a)(j)(k)

New York - 0.3%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	1.150%	3/1/48	200,000	200,000	(j)(k)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	1.150%	6/15/48	$100,000	$100,000	(j)(k)
New York State Housing Finance Agency Revenue, 350 West 43rd Street, Series A LOC - Landesbank Hessen - Thueringen	1.210%	11/1/34	150,000	150,000	(a)(j)(k)

Total New York				450,000

North Carolina - 0.3%
North Carolina Educational Facilities Finance Agency Revenue, Duke University, Series A	1.450%	6/1/27	400,000	400,000	(j)(k)

Pennsylvania - 0.6%
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.600%	12/1/34	900,000	900,000	(j)(k)

Texas - 0.1%
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	1.190%	4/1/32	200,000	200,000	(a)(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $5,325,000)				5,325,000

U.S. GOVERNMENT AGENCIES - 0.8%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $1,200,000)	0.000%	2/1/23	1,200,000	1,200,000	(l)

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $61,508)	4.283%		61,508	61,508	(m)(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,586,508)				6,586,508

TOTAL INVESTMENTS - 101.6% (Cost - $159,825,970)				160,196,465
TOB Floating Rate Notes - (1.2)%				(1,830,000)
Other Liabilities in Excess of Other Assets - (0.4)%				(713,689)

TOTAL NET ASSETS - 100.0%				$157,652,776

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of January 31, 2023.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Rate shown represents yield-to-maturity.

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $61,508 and the cost was $61,508 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”). Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

19

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$150,243,845	—	$150,243,845
Municipal Bonds Deposited in Tender Option Bond Trust	—	3,366,112	—	3,366,112

Total Long-Term Investments	—	153,609,957	—	153,609,957

Short-Term Investments†:
Municipal Bonds	—	5,325,000	—	5,325,000
U.S. Government Agencies	—	1,200,000	—	1,200,000
Money Market Funds	$61,508	—	—	61,508

Total Short-Term Investments	61,508	6,525,000	—	6,586,508

Total Investments	$61,508	$160,134,957	—	$160,196,465

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

21

Notes to Schedule of Investments (unaudited) (cont’d)

all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$46,898	$296,193	296,193	$281,583	281,583	—	$383	—	$61,508

22